Annual Fund Operating Expenses - LVIP Delaware Diversified Floating Rate Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.58%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.66%
Less Fee Waiver	0.03%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.63%
Service Class
Operating Expenses:
Management Fee	0.58%
Distribution and/or Service (12b-1) fees	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.91%
Less Fee Waiver	0.03%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.88%

[1]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.03% on the first $2 billion of the Fund’s average daily net assets; and 0.05% of the Fund’s average daily net assets in excess of $2 billion. The agreement will continue through at least April 30, 2022 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.